     As filed with the Securities and Exchange Commission on March 4, 1997


                                                     1933 Act File No. 2-11401
                                                     1940 Act File No. 811-203

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 73


                                       AND

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 24


                          MASSACHUSETTS INVESTORS TRUST
               (Exact Name of Registrant as Specified in Charter)

               500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 617-954-5000
            Stephen E. Cavan, Massachusetts Financial Services Co.,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 It is proposed that this filing will become effective (check appropriate box):


|X| immediately upon filing pursuant to paragraph (b)
|_| on [date] pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(i)
|_| on [date] pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Pursuant to Rule 24f-2, the Registrant  hereby registers an indefinite number of its Shares of Beneficial Interest ($0.33 1/3 par value), under the Securities Act of 1933. The Registrant will file a notice with respect to its fiscal year ended December 31, 1997 on or before March 31, 1997.
================================================================================

The Prospectus dated May 1, 1996 of Massachusetts Investors Trust is incorporated in this Post-Effective Amendment No. 73 by reference to the Prospectus of the Massachusetts Investors Trust included in the Trust's Post-Effective Amendment No. 70 filed by the Registrant pursuant to Rule 485(b) under the Securities Act of 1933, as amended, with the Securities and Exchange Commission via EDGAR on April 29, 1996.

The Statement of Additional Information dated May 1, 1996 of Massachusetts Investors Trust is incorporated in this Post-Effective Amendment No. 73 by reference to the Statement of Additional Information of the Massachusetts Investors Trust included in the Trust's Post-Effective Amendment No. 70 filed by the Registrant pursuant to Rule 485(b) under the Securities Act of 1933, as amended, with the Securities and Exchange Commission via EDGAR on April 29, 1996.

The financial statements included in the Annual Report to Shareholders of Massachusetts Investors Trust dated December 31, 1995 which are contained in Post-Effective Amendment No. 70 as filed by the Registrant with the Securities and Exchange Commission via EDGAR on April 29, 1996 are hereby incorporated by reference to such materials into this Post-Effective Amendment No. 73.

                                     PART C


Item 24.          Financial Statements and Exhibits

                  (a)      Financial Statements Included in Part A:
                               For the ten years ended December 31, 1995:
                                    Financial Highlights*

                           Financial Statements Included in Part B:
                              At December 31, 1995:
                                    Portfolio of Investments*
                                    Statement of Assets and Liabilities*

                           For the two years ended December 31, 1995:
                                    Statement of Changes in Net Assets*

                           For the year ended December 31, 1995:
                                    Statement of Operations*
---------------------
*     Incorporated   herein  by  reference  to  the  Trust's  Annual  Report  to shareholders dated December 31, 1995, filed with the SEC via EDGAR on February 29, 1996.

                  (b)      Exhibits

                            1  (a)    Agreement and Declaration of Trust,
                                      dated March 21, 1924, as amended through
                                      September 29, 1994.  (3)

                               (b)    Certification of Amendment to the
                                      Agreement and Declaration of Trust dated
                                      May 15, 1996.  (8)


                               (c)    Certification of Amendment to the
                                      Agreement and Declaration of Trust,
                                      dated June 20, 1996.  (10).


                            2         Not Applicable.

                            3         Not Applicable.

                            4         Form of Share Certificate for Classes of
                                      Shares.  (9)

                            5 Investment Advisory Agreement, dated May 20, 1982. (6)

                            6  (a)    Distribution Agreement dated January 1,
                                      1995.  (3)

                               (b)    Dealer Agreement between MFS Fund
                                      Distributors, Inc. ("MFD") and a dealer,
                                      dated December 28, 1994 and Form of
                                      Mutual Fund Agreement between MFS
                                      Financial Services, Inc. and a bank or
                                      NASD affiliate, dated December 28,
                                      1994.  (1)

                            7         Retirement Plan for Non-Interested
                                      Person Trustees, dated January 1, 1991.
                                      (6)

                            8  (a)    Custodian Agreement, dated December 6,
                                      1934.  (6)

                               (b) Amendment to Custodian Agreement, dated February 22, 1978. (6)

                               (c) Amendment to Custodian Agreement, dated February 29, 1988. (6)

                               (d) Amendment to Custodian Agreement, dated October 1, 1989. (6)

                               (e) Amendment to Custodian Agreement, dated October 21, 1993. (6)

                               (f) Amendment to Custodian Agreement, dated December 15, 1993. (3)

                            9  (a)    Shareholder Servicing Agent Agreement,
                                      dated August 1, 1985.  (6)

                               (b)    Form of Amendment to Shareholder
                                      Servicing Agreement.  (8)

                               (c)    Form of Amendment to Shareholder
                                      Servicing Agent Agreement to add Class P
                                      shares.  (9)

                               (d)    Exchange Privilege Agreement, dated
                                      September 1, 1993.  (4)

                               (e)    Dividend Disbursing Agency Agreement,
                                      dated February 1, 1986.  (4)

                               (f) Loan Agreement Among MFS Borrowers and the First National Bank of Boston, as of February 21, 1995. (2)

                           10 24e-2 Consent and Opinion of Counsel for the fiscal year ended December 31,
                                      1995.  (7)

                           11         Not Applicable.

                           12         Not Applicable.

                           13         Not Applicable.

                           14  (a)    Forms for Individual Retirement Account
                                      Disclosure Statement as currently in
                                      effect.  (5)

                               (b) Forms for MFS 403(b) Custodial Account Agreement as currently in effect. (5)

                               (c) Forms for MFS Prototype Paired Defined Contribution Plans and Trust Agreement as currently in effect. (5)

                           15  (a)    Amended and Restated Distribution Plan
                                      for Class A Shares, dated December 21,
                                      1994.  (3)

                               (b)    Distribution Plan for Class B Shares,
                                      dated December 21,
                                      1994.  (3)

                               (c)    Distribution Plan for Class C Shares.
                                      (8)

                           16 Schedule for Computation of Performance Quotations - Average Annual Total Rate of Return, Aggregate Total Rate of Return and Standardized Yield. (1)

                           17         Not Applicable.

                           18 Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940. (9)

                                      Power of Attorney, dated September 21,
                                      1994.  (3)
-----------------------------
(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 26 filed with the SEC via EDGAR on February 22, 1995.
(2) Incorporated by reference to Amendment No. 8 on Form N-2 for MFS Municipal Income Trust (File No. 811-4841) filed with the SEC via EDGAR on February 28, 1995.
(3) Incorporated by reference to Post-Effective Amendment No. 68 to the Trust's Registration Statement on Form N-1A, filed with the SEC via EDGAR on April 28, 1995.
(4) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28, filed with the SEC via EDGAR on July 28, 1995.
(5) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 32 filed with the SEC via EDGAR on August 28, 1995.
(6) Incorporated by reference to Post-Effective Amendment No. 69 to the Trust's Registration Statement on Form N-1A, filed with the SEC via EDGAR on October 13, 1995.
(7) Incorporated by reference to Post-Effective Amendment No. 70 to the Trust's Registration Statement on Form N-1A, filed with the SEC via EDGAR on April 29, 1996.
(8) Incorporated by reference to Post-Effective Amendment No. 71 to the Trust's Registration Statement on Form N-1A, filed with the SEC via EDGAR on May 28, 1996.
(9) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A, filed with the SEC via EDGAR on August 27, 1996.

(10) Incorporated by reference to Post-Effective Amendment No. 72 to the Trust's Registration Statement on Form N-1A, filed with the SEC via EDGAR on August 29, 1996.

Item 25.  Persons Controlled by or under Common Control with Registrant

          Not applicable.

Item 26.  Number of Holders of Securities

                        (1)                                   (2)
                 Title of Class                   Number of Record Holders


          Class A Shares of Beneficial Interest             127,621
             ($0.33 1/3 par value)                (as of February 28, 1997)



          Class B Shares of Beneficial Interest              46,950
             ($0.33 1/3 par value)                (as of February 28, 1997)



          Class C Shares of Beneficial Interest               1,791
             ($0.33 1/3 par value)                (as of February 28, 1997)


          Class I Shares of Beneficial Interest                   5
             ($0.33 1/3 par value)                (as of February 28, 1997)


Item 27.  Indemnification

          Reference is hereby made to (a) Section VI of the Trust's Declaration of Trust, incorporated by reference to the Registrant's Post-Effective Amendment No. 68, filed with the SEC on April 28, 1995 and (b)
  Section 9 of the Shareholder Servicing Agent Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 69, filed with the SEC via EDGAR on October 13, 1995.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 28.  Business and Other Connections of Investment Adviser


          MFS serves as  investment  adviser to the  following  open-end
Funds comprising the MFS Family of Funds: Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has thirteen series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS World Asset Allocation Fund, MFS Aggressive Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Special Opportunities Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Capital Growth Fund, MFS Intermediate Income Fund and MFS Gold & Natural Resources Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS

Government Money Market Fund, MFS Municipal Bond Fund and MFS OTC Fund), MFS Series Trust V (which has two series: MFS Total Return Fund and MFS Research
Fund), MFS Series Trust VI (which has three series: MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth
Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has four series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS/Foreign & Colonial International Growth Fund and MFS/Foreign & Colonial International Growth and Income Fund), and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          MFS also serves as investment adviser of the following no-load, open-end Funds: MFS Institutional Trust ("MFSIT") (which has seven series), MFS Variable Insurance Trust ("MVI") (which has twelve series) and MFS Union Standard Trust ("UST"). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

          In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          Lastly,  MFS serves as  investment  adviser  to  MFS/Sun  Life
Series Trust ("MFS/SL"), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account. The principal business address of each of the aforementioned funds is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

          MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Fund (which has six portfolios: MFS American Funds-U.S. Equity Fund, MFS American Funds-U.S. Emerging Growth Fund, MFS American Funds-U.S. High Yield Bond Fund, MFS American Funds - U.S. Dollar Reserve Fund, MFS American Funds-Charter Income Fund and MFS American Funds-U.S. Research Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

          MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Government Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund and MFS Emerging Markets Debt Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

          MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

          MFS  Fund   Distributors,   Inc.   ("MFD"),   a  wholly  owned
subsidiary of MFS, serves as distributor for the MFS Funds, MVI, UST and MFSIT.

          Clarendon Insurance Agency, Inc. ("CIAI"), a wholly owned subsidiary of MFS, serves as distributor for certain life insurance and annuity contracts issued by Sun Life Assurance Company of Canada (U.S.).

          MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT, MVI and UST.

          MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

          MFS  Retirement   Services,   Inc.  ("RSI"),  a  wholly  owned
subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

          MFS

          The  Directors  of  MFS  are  A.  Keith  Brodkin,  Jeffrey  L.
Shames, Arnold D. Scott, Donald A. Stewart and John D. McNeil. Mr. Brodkin is the Chairman, Mr. Shames is the President, Mr. Scott is a Senior Executive Vice President and Secretary, Bruce C. Avery, William S. Harris, William W. Scott, Jr., and Patricia A. Zlotin are Executive Vice Presidents, Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Robert T. Burns is a Senior Vice President, Associate General Counsel and an
Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

          Massachusetts Investors Trust
          Massachusetts Investors Growth Stock Fund
          MFS Growth Opportunities Fund
          MFS Government Securities Fund
          MFS Series Trust I
          MFS Series Trust V
          MFS Series Trust VI
          MFS Series Trust X
          MFS Government Limited Maturity Fund

          A. Keith  Brodkin is the  Chairman and  President,  Stephen E.
Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

          MFS Series Trust II

          A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

          MFS Government Markets Income Trust
          MFS Intermediate Income Trust

          A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

          MFS Series Trust III

          A. Keith Brodkin is the Chairman and President, James T. Swanson, Robert J. Manning, Cynthia M. Brown and Joan S. Batchelder, Senior Vice Presidents of MFS, Bernard Scozzafava, Vice President of MFS, and Matthew Fontaine, Assistant Vice President of MFS, are Vice Presidents, Sheila Burns-Magnan, Assistant Vice President of MFS, and Daniel E. McManus, Vice President of MFS, are Assistant Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

          MFS Series Trust IV
          MFS Series Trust IX

          A. Keith  Brodkin is the  Chairman  and  President,  Robert A.
Dennis and  Geoffrey  L.  Kurinsky,  Senior  Vice  Presidents  of MFS,  are Vice
Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

          MFS Series Trust VII

          A. Keith  Brodkin is the  Chairman  and  President,  Leslie J.
Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

          MFS Series Trust VIII

          A. Keith  Brodkin is the  Chairman and  President,  Jeffrey L.
Shames, Leslie J. Nanberg, Patricia A. Zlotin, James T. Swanson and John D. Laupheimer, Jr., Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

          MFS Municipal Series Trust

          A. Keith  Brodkin is the  Chairman and  President,  Cynthia M.
Brown and Robert A.  Dennis are Vice  Presidents,  David B.  Smith,  Geoffrey L.
Schechter  and David R.  King,  Vice  Presidents  of MFS,  are Vice  Presidents,
Daniel E. McManus, Vice President of MFS, is an Assistant Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

          MFS Variable Insurance Trust
          MFS Union Standard Trust
          MFS Institutional Trust

          A. Keith  Brodkin is the  Chairman and  President,  Stephen E.
Cavan is the  Secretary,  W. Thomas  London is the  Treasurer,  James O. Yost is
the  Assistant  Treasurer  and  James  R.  Bordewick,   Jr.,  is  the  Assistant
Secretary.

          MFS Municipal Income Trust

          A. Keith  Brodkin is the  Chairman and  President,  Cynthia M.
Brown and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

          MFS Multimarket Income Trust
          MFS Charter Income Trust

          A. Keith  Brodkin is the  Chairman  and  President,  Leslie J.
Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

          MFS Special Value Trust

          A. Keith  Brodkin is the  Chairman and  President,  Jeffrey L.
Shames and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

          MFS/Sun Life Series Trust

          John D. McNeil,  Chairman  and Director of Sun Life  Assurance
Company of Canada, is the Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

          Money Market Variable Account
          High Yield Variable Account
          Capital Appreciation Variable Account
          Government Securities Variable Account
          Total Return Variable Account
          World Governments Variable Account
          Managed Sectors Variable Account

          John D. McNeil is the Chairman, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr., is the Assistant Secretary.

          MIL

          A. Keith  Brodkin is a Director  and the  Chairman,  Arnold D.
Scott and Jeffrey L. Shames are Directors, Ziad Malek, Senior Vice President of MFS, is the President, Thomas J. Cashman, Jr., a Senior Vice President of MFS, is a Senior Vice President, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, James R. Bordewick, Jr. is a Director, Vice President and an Assistant Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Senior Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

          MIL-UK

          A. Keith  Brodkin is a Director  and the  Chairman,  Arnold D.
Scott,  Jeffrey L. Shames, and James R. Bordewick,  Jr., are Directors,  Stephen
E. Cavan is a Director and the  Secretary,  Ziad Malek is the  President,  James
E. Russell is the Treasurer, and Robert T. Burns is the Assistant Secretary.

          MIL Funds

          A. Keith  Brodkin is the  Chairman,  President and a Director,
Richard B. Bailey, John A. Brindle, Richard W. S. Baker and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary, and Ziad Malek is a Senior Vice President.

          MFS Meridian Funds

          A. Keith  Brodkin is the  Chairman,  President and a Director,
Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr., is the Assistant Secretary, James O. Yost is the Assistant Treasurer, and Ziad Malek is a Senior Vice President.

          MFD

          A. Keith  Brodkin is the  Chairman  and a Director,  Arnold D.
Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

          CIAI

          A. Keith  Brodkin is the  Chairman  and a Director,  Arnold D.
Scott and Jeffrey L. Shames are Directors,  Cynthia  Orcott is President,  Bruce
C. Avery is the Vice President,  Joseph W. Dello Russo is the Treasurer,  Thomas
B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

          MFSC

          A. Keith  Brodkin is the  Chairman  and a Director,  Arnold D.
Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President of MFS, is Vice Chairman and a Director, Janet A. Clifford is the Executive Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

          MFSI

          A. Keith  Brodkin is the Chairman  and a Director,  Jeffrey L.
Shames, and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, George F. Bennett, Carol A. Corley, John A. Gee, Brianne Grady and Kevin R. Parke are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

          RSI

          William  W.  Scott,  Jr.  and Bruce C.  Avery  are  Directors,
Arnold D. Scott is the Chairman and a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary and Sharon A. Brovelli and Martin E. Beaulieu are Senior Vice Presidents.

          In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

          A. Keith Brodkin                Director, Sun Life Assurance
                                          Company of Canada (U.S.), One
                                          Sun Life Executive Park,
                                          Wellesley Hills, Massachusetts

                                          Director, Sun Life Insurance and
                                          Annuity Company of New York,
                                          67 Broad Street, New York, New York

          Donald A. Stewart               President and a Director, Sun
                                          Life Assurance Company of
                                          Canada, Sun Life Centre, 150
                                          King Street West, Toronto,
                                          Ontario, Canada (Mr. Stewart is
                                          also an officer and/or Director of
                                          various subsidiaries and affiliates
                                          of Sun Life)

          John D. McNeil                  Chairman, Sun Life Assurance
                                          Company of Canada, Sun Life
                                          Centre, 150 King Street West,
                                          Toronto, Ontario, Canada (Mr.
                                          McNeil is also an officer and/or
                                          Director of various subsidiaries
                                          and affiliates of Sun Life)

          Joseph W. Dello Russo           Director of Mutual Fund
                                          Operations, The Boston
                                          Company, Exchange Place,
                                          Boston, Massachusetts (until
                                          August, 1994)


Item 29.  Distributors

          (a)  Reference is hereby made to Item 28 above.

          (b) Reference is hereby made to Item 28 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

          (c)  Not applicable.

Item 30.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant at the following locations:

                    NAME                             ADDRESS

          Massachusetts Financial Services     500 Boylston Street
            Company (investment adviser)       Boston, MA 02116

          MFS Funds Distributors, Inc.         500 Boylston Street
            (principal underwriter)            Boston, MA 02116

          State Street Bank and Trust Company  State Street South
            (custodian)                        5 - West
                                               North Quincy, MA 02171

          MFS Service Center, Inc.             500 Boylston Street
            (transfer agent)                   Boston, MA 02116

Item 31.  Management Services

          Not Applicable.

Item 32.  Undertakings

          (a)  Not applicable.

          (b)  Not applicable.

          (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders upon request and without charge.

          (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth in Item 27 of this Part C, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being Registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 4th day of March, 1997.

                                    MASSACHUSETTS INVESTORS TRUST


                                    By:     JAMES R. BORDEWICK, JR.
                                    Name:   James R. Bordewick, Jr.
                                    Title:  Assistant Secretary

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on March 4, 1997.

      SIGNATURE                          TITLE


A. KEITH BRODKIN*          Chairman, President (Principal Executive
A. Keith Brodkin           Officer) and Trustee


W. THOMAS LONDON*          Treasurer (Principal Financial Officer
W. Thomas London           and Principal Accounting Officer)


RICHARD B. BAILEY*         Trustee
Richard B. Bailey


PETER G. HARWOOD*          Trustee
Peter G. Harwood


J. ATWOOD IVES*            Trustee
J. Atwood Ives

LAWRENCE T. PERERA*        Trustee
Lawrence T. Perera


WILLIAM J. POORVU*         Trustee
William J. Poorvu


CHARLES W. SCHMIDT*        Trustee
Charles W. Schmidt


ARNOLD D. SCOTT*           Trustee
Arnold D. Scott


JEFFREY L. SHAMES*         Trustee
Jeffrey L. Shames


ELAINE R. SMITH*           Trustee
Elaine R. Smith


DAVID B. STONE*            Trustee
David B. Stone


                                    *By:    JAMES R. BORDEWICK, JR.
                                    Name:   James R. Bordewick, Jr.
                                            as Attorney-in-fact

                                    Executed by James R. Bordewick, Jr. on
                                    behalf of those indicated pursuant to a
                                    Power of Attorney dated September 21,
                                    1994, incorporated by reference to the
                                    Registrant's Post-Effective Amendment
                                    No. 68 filed with the Securities and
                                    Exchange Commission on April 28, 1995.